Fair Values of Net Identifiable Assets of FS Zhuoyi (Detail) - Jul. 07, 2016 - Dynamic Ruby Limited ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Property	$ 7,338	¥ 50,950
Cash and cash equivalents	817	5,672
Other current assets	3	21
Other current liabilities	(7,401)	(51,386)
Deferred tax liabilities	(3,566)	(24,757)
Total consideration in cash	10,535	73,150
Land Use Rights [Member]
Business Acquisition [Line Items]
Business combination, intangible assets	$ 13,344	¥ 92,650